U. S.  SECURITIES AND EXCHANGE
          COMMISSION
          Washington, D. C. 20549

          FORM 24F-2
          Annual Notice of Securities Sold
          Pursuant to Rule 24f-2


          1.     Name and address of issuer:

          American General Series Portfolio Company
          2929 Allen Parkway, L7-01
          Houston, Texas 77019

          2. Name of each series or class of funds for which this notice is filed:
            N/A

          3. Investment Company Act File  Number:   811-3738
          Securities Act File  Number:    2-83631

          4.  Last day of fiscal year for which this notice is filed:  May 31,
          1997

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          6.   Date of  termination of issuer's declaration under rule
          24f-2(a)(1), if applicable (see instruction A.6):     N/A

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:  0

          8.   Number  and  amount of securities  registered during
          the fiscal year other than  pursuant to rule  24f-2:    0

          9. Number and aggregate sale price of securities sold during the fiscal year: Aggregate units sold 362,047,019 ; Aggregate sale price $1,435,791,583

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          Aggregate units sold 374,703 ; Aggregate sale price $8,661,813


          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if
          applicable (see Instruction B.7):    Aggregate units:19,004,118;
          Aggregate price: $  224,109,196

          12.  Calculation of  registration fee:  (i)   Aggregate  sale price
          of securities  sold during the fiscal year in reliance on rule 24f-2
          (from Item 10):                  $8,661,813

          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
          + 224,109,196

          (iii)   Aggregate price of shares redeemed or  repurchased
          during the fiscal  year (if applicable):   - 10,188,318

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
          24f-2 (if  applicable): +      0

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (I), plus line (ii), less line (iii), plus line (iv)]
          (if  applicable):    222,582,691

          (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable  law or regulation (see Instruction
          C.6):     x     1/3300

          (vii)   Fee due [line (i) or line (v) multiplied by line
          (vi): 67,449.30

          Instructions:   Issuers  should complete lines (ii),(iii), (iv),
          and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          July 28, 1997

          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*
          Gregory R. Seward /s/
          Treasurer of American General Series Portfolio Company


          Date: July 28, 1997

          * Please print the name and title of the signing officer below the signature.